Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Total Index Series [Member]
Impact Of Derivative Contracts On The Statement Of Financial Condition

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2013	December 31, 2013	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$927,126	$(2,801,139)	$(1,874,013)
Energy			585,353	(416,156)	169,197
Metals			2,153,694	(3,189,583)	(1,035,889)

			$3,666,173	$(6,406,878)	$(2,740,705)

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2012	December 31, 2012	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,123,319	$(4,723,085)	$(3,599,766)
Energy			924,732	(351,698)	573,034
Metals			3,996,960	(1,630,682)	2,366,278

			$6,045,011	$(6,705,465)	$(660,454)

Impact Of Derivative Contracts On Statement Of Operations

		Year Ended December 31, 2013
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(12,228,573)	$1,725,753	$(10,502,820)
Energy		8,584,100	(403,837)	8,180,263
Metals		(6,596,722)	(3,402,167)	(9,998,889)

		$(10,241,195)	$(2,080,251)	$(12,321,446)

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$6,076,139	$(10,497,383)	$(4,421,244)
Energy		(3,399,815)	7,430,349	4,030,534
Metals		(3,391,964)	9,440,659	6,048,695

		$(715,640)	$6,373,625	$5,657,985

Note 3. Derivative Instruments (Continued)

		Year Ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

Offsetting Assets And Liabilities, And Derivatives Assets and Liabilities And Collateral Received By Counterparty

	Year Ended December 31, 2013
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$3,666,173	$(3,666,173)	$-

Liabilities
U.S. and foreign futures contracts	6,406,878	(3,666,173)	2,740,705

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2013

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(2,909,902)	$-	$2,909,902	$-
Counterparty B	169,197	-	(169,197)	-
Total	$(2,740,705)	$-	$2,740,705	$-

Note 3. Derivative Instruments (Continued)

	Year Ended December 31, 2012
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$6,045,011	$(6,045,011)	$-

Liabilities
U.S. and foreign futures contracts	6,705,465	(6,045,011)	660,454

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2012

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(1,233,488)	$-	$1,233,488	$-
Counterparty B	573,034	-	(573,034)	-
Total	$(660,454)	$-	$-	$-

Agricultural Sector Series [Member]
Impact Of Derivative Contracts On The Statement Of Financial Condition

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2013	December 31, 2013	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$84,852	$(246,800)	$(161,948)
Energy			-	-	-
Metals			-	-	-

			$84,852	$(246,800)	$(161,948)

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2012	December 31, 2012	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$143,072	$(590,699)	$(447,627)
Energy			-	-	-
Metals			-	-	-

			$143,072	$(590,699)	$(447,627)

Impact Of Derivative Contracts On Statement Of Operations

		Year Ended December 31, 2013
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(1,460,819)	$285,679	$(1,175,140)
Energy		-	-	-
Metals		-	-	-

		$(1,460,819)	$285,679	$(1,175,140)

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$467,837	$(229,374)	$238,463
Energy		-	-	-
Metals		-	-	-

		$467,837	$(229,374)	$238,463

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		-	-	-
Metals		-	-	-

		$(789,315)	$(2,009,749)	$(2,799,064)

Offsetting Assets And Liabilities, And Derivatives Assets and Liabilities And Collateral Received By Counterparty

	Year Ended December 31, 2013
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$84,852	$(84,852)	$-

Liabilities
U.S. and foreign futures contracts	246,800	(84,852)	161,948

Note 3. Derivative Instruments (Continued)

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2013

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(28,603)	$-	$28,603	$-
Counterparty B	(133,345)	-	133,345	-
Total	$(161,948)	$-	$161,948	$-

	Year Ended December 31, 2012
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$143,072	$(143,072)	$-

Liabilities
U.S. and foreign futures contracts	590,699	(143,072)	447,627

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2012

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(232,941)	$-	$232,941	$-
Counterparty B	(214,686)	-	214,686	-
Total	$(447,627)	$-	$447,627	$-